Income Taxes (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax explanatory [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		$ 448,513
Estimated and actual creditable ratios for distribution of earnings	6.44%	19.27%
Deferred tax assets	$ 7,069,014	$ 1,736,854
Balance Of Imputation Credit Account Of Integrated Income Tax System	3,072,019	$ 3,878,285
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	7,494,191
Unused tax losses [member]
Disclosure of income tax explanatory [Line Items]
Deferred tax assets	3,878,233
AFPD Pte., Ltd [Member]
Disclosure of income tax explanatory [Line Items]
Unused tax credits for which no deferred tax asset recognised	677,257
AUO Crystal Malaysia Sdn. Bhd [Member]
Disclosure of income tax explanatory [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 29,391